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                                                    SEC USE ONLY


                                 UNITES STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECFION 13(F) 0F THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2012

               (Please read instructions before preparing form.)


If amended report, check here: [ ]


LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
------------------------------------------
Name of Institutional Investment Manager


450 Regency Parkway  Suite 410         OMAHA, NE 68114
-----------------------------------------------------------
Business Address   (Street)           (City) (State) (Zip)


THOMAS J. SUDYKA, JR.         (402) 392-2606
----------------------------------------------------------------------------
Name,  Phone No., and Title of Person Duly Authorized to Submit This Report.


  -------------------------------------------------------------------------
                                 ATTENTION
             INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                 CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
  -------------------------------------------------------------------------


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OMAHA and State of NE on the 16[TH] day of July 2012.

                                      LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
                                      (Name of Institutional Investment Manager)


                                    /s/ Thomas J. Sudyka, Jr.
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)
                                                Thomas J. Sudyka, Jr.


Name and I3F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


  Name:                  13F File No.:   Name:                    13F File No.
  ______________________  ____________    ______________________  ____________

1.______________________  ____________ 6. ______________________  ____________

2.______________________  ____________ 7. ______________________  ____________

3.______________________  ____________ 8. ______________________  ____________

4.______________________  ____________ 9. ______________________  ____________

5.______________________  ____________ 10. _____________________  ____________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   79

Form 13F Information Table Value Total:   $227,216


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           June 30, 2012

                                                                  FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      546    15299 SH       SOLE                    15299
Abbott Laboratories            COM              002824100      821    12730 SH       SOLE                    11750               980
Ace Ltd                        COM              H0023R105      234     3150 SH       SOLE                     3150
Anadarko Petroleum Corp        COM              032511107     7193   108652 SH       SOLE                    86747             21905
Automatic Data Processing Inc  COM              053015103      783    14060 SH       SOLE                    14060
Baxter International Inc       COM              071813109      388     7300 SH       SOLE                     7300
Becton Dickinson & Co          COM              075887109      713     9540 SH       SOLE                     9540
Berkshire Hathaway Inc Cl A    COM              084670108     3498       28 SH       SOLE                       18                10
Berkshire Hathaway Inc Cl B    COM              084670702     4901    58815 SH       SOLE                    55390              3425
Boeing Co                      COM              097023105     6628    89205 SH       SOLE                    72005             17200
CVS Corp                       COM              126650100      381     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     2008    23800 SH       SOLE                    23525               275
Cato Corp Cl A                 COM              149205106     5258   172620 SH       SOLE                   121284             51336
Cemex, SAB de CV               COM              151290889     3325   494098 SH       SOLE                   393208            100890
Chesapeake Energy Corp         COM              165167107     2231   119935 SH       SOLE                   118835              1100
Chevron Corp                   COM              166764100     6667    63192 SH       SOLE                    44768             18424
Chicago Bridge & Iron Co       COM              167250109    10262   270342 SH       SOLE                   206442             63900
Cisco Systems Inc              COM              17275R102      231    13475 SH       SOLE                    13475
Coca Cola Co                   COM              191216100      283     3615 SH       SOLE                     3615
Colgate Palmolive Co           COM              194162103      826     7935 SH       SOLE                     6910              1025
Compass Minerals Intl Inc      COM              20451N101     5613    73585 SH       SOLE                    61355             12230
Conagra Foods Inc              COM              205887102     5180   199774 SH       SOLE                   159914             39860
ConocoPhillips                 COM              20825C104     3992    71433 SH       SOLE                    68759              2674
DirecTV Group Cl A             COM              25490A101     6250   128020 SH       SOLE                    98495             29525
Disney Walt Co                 COM              254687106     7676   158264 SH       SOLE                   127914             30350
Dominion Resources Inc         COM              25746U109     1811    33542 SH       SOLE                    32642               900
Du Pont E I de Nemours         COM              263534109      267     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      214     3000 SH       SOLE                     3000
Edison International           COM              281020107      416     9000 SH       SOLE                     9000
Exxon Mobil Corp               COM              30231G102      377     4410 SH       SOLE                     4410
Forest Labs Inc                COM              345838106     7287   208265 SH       SOLE                   164790             43475
Forest Oil Corp                COM              346091705     1345   183504 SH       SOLE                   134785             48719
Freeport-McMoran Copper & Gold COM              35671D857     5417   159003 SH       SOLE                   126281             32722
Gencorp Inc                    COM              368682100     4056   623060 SH       SOLE                   459735            163325
Glaxo Smithkline Plc ADR       COM              37733W105      493    10825 SH       SOLE                    10825
Intel Corp                     COM              458140100      333    12500 SH       SOLE                    12500
International Business Machine COM              459200101      318     1625 SH       SOLE                     1625
Investors Real Estate Trust    COM              461730103     1670   210603 SH       SOLE                   199823             10780
Johnson & Johnson              COM              478160104     5960    88215 SH       SOLE                    68665             19550
Kansas City Southern Industrie COM              485170302     9457   135960 SH       SOLE                   106935             29025
Kohls Corp                     COM              500255104      262     5750 SH       SOLE                     5750
L-3 Communications Hldgs Inc   COM              502424104     2179    29440 SH       SOLE                    29050               390
Laboratory Corp Amer Hldgs     COM              50540R409     5145    55555 SH       SOLE                    40820             14735
Leggett & Platt, Inc           COM              524660107      308    14600 SH       SOLE                    14600
Leucadia National Corp         COM              527288104     4963   233325 SH       SOLE                   177050             56275
Lincoln Electric Hldgs Inc     COM              533900106     7882   180000 SH       SOLE                   142220             37780
McCormick & Co Inc             COM              579780206      258     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101     1009    11400 SH       SOLE                    11400
Medtronic Inc                  COM              585055106      553    14290 SH       SOLE                    14290
Merck & Co Inc                 COM              58933Y105      881    21098 SH       SOLE                    21098
Microsoft Corp                 COM              594918104     6656   217580 SH       SOLE                   171455             46125
Nestle S.A. Spons ADR          COM              641069406      883    14780 SH       SOLE                    14780
Nexen Inc                      COM              65334H102     4181   247525 SH       SOLE                   192730             54795
Occidental Petroleum Corp      COM              674599105      647     7545 SH       SOLE                     7545
Peabody Energy Corp            COM              704549104     4741   193372 SH       SOLE                   158790             34582
Pepsico Inc                    COM              713448108     1246    17638 SH       SOLE                    17638
Pfizer Inc                     COM              717081103     9924   431482 SH       SOLE                   343935             87547
Phillips 66                    COM              718546104      652    19605 SH       SOLE                    18419              1186
Plum Creek Timber Co Inc       COM              729251108     5845   147225 SH       SOLE                   116725             30500
Procter and Gamble Co          COM              742718109      518     8450 SH       SOLE                     8450
Renaissancere Holdings Ltd     COM              G7496G103      304     4000 SH       SOLE                     4000
SPDR Gold Trust                COM              78463V107    10411    67083 SH       SOLE                    51368             15715
St. Joe Co                     COM              790148100     3478   219980 SH       SOLE                   167430             52550
Texas Pacific Land Trust       COM              882610108     8155   142864 SH       SOLE                   110864             32000
US Bancorp                     COM              902973304      606    18834 SH       SOLE                    18834
United Health Group Inc        COM              91324P102      410     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      255     3382 SH       SOLE                     3382
Vodafone Group Plc ADR         COM              92857W209     3407   120905 SH       SOLE                   119155              1750
Vulcan Materials Co            COM              929160109     5040   126910 SH       SOLE                    98460             28450
Wal-Mart Stores Inc            COM              931142103      383     5490 SH       SOLE                     5490
Washington Post Co             COM              939640108      374     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      233     3650 SH       SOLE                     3650
Wells Fargo Co                 COM              949746101      262     7840 SH       SOLE                     7840
Winnebago Industries           COM              974637100     1054   103474 SH       SOLE                    76675             26799
Yamana Gold Inc                COM              98462Y100     5940   385716 SH       SOLE                   308041             77675
Yum Brands Inc                 COM              988498101      515     8000 SH       SOLE                     8000
SPDR S&P 500 Etf Trust                          78462F103      884     6495 SH       SOLE                     6395               100
Weitz Funds - Value Fund                        94904P203      215 6608.945 SH       SOLE                 6608.945
Berkshire Hathaway Inc Cl A                     084670108     1249       10 SH       SOLE                                         10
               Total                    79 records          227216
